Restricted Cash and Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Restricted Cash and Investments [Abstract]
Restricted cash	R 475	R 319
Restricted investments	5,687	5,263
Restricted cash and investments	6,162	5,582
Current restricted cash and investments	41	27
Non-current restricted cash and investments	R 6,121	R 5,555